Allison L. Pristash State Street 1 Lincoln Street Mail Stop SFC0805 Boston, MA 02111 Tel +1 617 662 7031 APristash@StateStreet.com

June 29, 2021

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	iShares Trust (the “Trust”)

Securities Act File No. 333-92935;

Investment Company Act File No. 811-09729

Commission Staff:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, and on behalf of the Trust, please accept this letter as certification that the Prospectuses and Statement of Additional Information for the following Trust funds, each dated June 29, 2021, do not differ from those contained in Post-Effective Amendment No. 2,473 to the Trust’s Registration Statement on Form N-1A, filed electronically on June 22, 2021.

iShares 0-3 Month Treasury Bond ETF

iShares 10+ Year Investment Grade Corporate Bond ETF

iShares 10-20 Year Treasury Bond ETF

iShares 1-3 Year Treasury Bond ETF

iShares 1-5 Year Investment Grade Corporate Bond ETF

iShares 20+ Year Treasury Bond ETF

iShares 25+ Year Treasury STRIPS Bond ETF

iShares 3-7 Year Treasury Bond ETF

iShares 5-10 Year Investment Grade Corporate Bond ETF

iShares 7-10 Year Treasury Bond ETF

iShares Agency Bond ETF

iShares Broad USD Investment Grade Corporate Bond ETF

iShares California Muni Bond ETF

iShares Core 10+ Year USD Bond ETF

iShares Core 5-10 Year USD Bond ETF

iShares Core U.S. Aggregate Bond ETF

iShares ESG Advanced Total USD Bond Market ETF

iShares ESG Aware 1-5 Year USD Corporate Bond ETF

iShares ESG Aware U.S. Aggregate Bond ETF

iShares ESG Aware USD Corporate Bond ETF

iShares Government/Credit Bond ETF

iShares High Yield Bond Factor ETF

iShares iBoxx $ High Yield Corporate Bond ETF

iShares iBoxx $ Investment Grade Corporate Bond ETF

iShares Intermediate Government/Credit Bond ETF

iShares Investment Grade Bond Factor ETF

iShares MBS ETF

iShares National Muni Bond ETF

iShares New York Muni Bond ETF

iShares Short-Term National Muni Bond ETF

iShares Short Treasury Bond ETF

If you have any questions, please do not hesitate to contact Benjamin J. Haskin of Willkie Farr & Gallagher LLP at (202) 303-1124.

Yours truly,

/s/ Allison L. Pristash
Allison L. Pristash
Assistant Secretary

cc:	Benjamin J. Haskin, Esq.